SIERRA TACTICAL CORE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 78.3%
	EQUITY - 78.3%
740	Alerian MLP ETF	$ 35,505
1,977	Avantis International Small Cap Value ETF	128,406
940	Energy Select Sector SPDR Fund	85,681
994	Financial Select Sector SPDR Fund	40,863
1,493	Global X US Infrastructure Development ETF	55,271
951	Invesco Nasdaq 100 ETF	187,452
728	iShares Core S&P Mid-Cap ETF	42,603
331	iShares Core S&P Small-Cap ETF	35,304
1,542	iShares MSCI ACWI ex U.S. ETF	81,926
845	iShares MSCI USA Min Vol Factor ETF	70,946
602	iShares MSCI USA Quality Factor ETF	102,798
651	iShares S&P Mid-Cap 400 Growth ETF	57,360
285	iShares U.S. Aerospace & Defense ETF	37,634
1,437	JPMorgan Equity Premium Income ETF	81,449
584	JPMorgan Hedged Equity Laddered Overlay ETF	34,199
1,771	JPMorgan Nasdaq Equity Premium Income ETF	98,291
114	SPDR Dow Jones Industrial Average ETF Trust	44,589
89	Vanguard Extended Market ETF	15,022
7,566	Vanguard FTSE Developed Markets ETF	373,912
1,786	Vanguard FTSE Emerging Markets ETF	78,155
356	Vanguard Growth ETF	133,148
446	Vanguard Mid-Cap Growth ETF	102,384
405	Vanguard Mid-Cap Value ETF	60,924
808	Vanguard MSCI Europe ETF	53,950
877	Vanguard S&P 500 ETF	438,613
131	Vanguard Small-Cap Growth ETF	32,767
2,152	WisdomTree India Earnings Fund	103,899
927	WisdomTree Japan Hedged Equity Fund	104,584
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,471,211)	2,717,635

SIERRA TACTICAL CORE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	OPEN END FUNDS — 21.0%
	EQUITY - 21.0%
7,371	Brandes International Small Cap Equity Fund, Class I	$ 131,434
3,780	Causeway International Value Fund, Class I	76,246
988	FullerThaler Behavioral Unconstrained Equity Fund, Institutional Class	46,656
3,530	MSIF Global Concentrated Portfolio, Class A	78,391
3,908	PIMCO RAE US Small Fund, Institutional Class	41,423
1,407	PIMCO StocksPLUS International Fund U.S. Dollar Hedged, Institutional Class	12,281
5,224	Schwab Fundamental Emerging Markets Large Company, Institutional Class	48,737
1,990	Schwab S&P 500 Index Fund	167,682
1,156	Schwab US Large-Cap Growth Index Fund	124,982
	TOTAL OPEN END FUNDS (Cost $656,812)	727,832

	SHORT-TERM INVESTMENT — 0.2%
	MONEY MARKET FUND - 0.2%
7,860	First American Government Obligations Fund, Class X, 5.23% (Cost $7,860)(a)	7,860

	TOTAL INVESTMENTS - 99.5% (Cost $3,135,883)	$ 3,453,327
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	17,232
	NET ASSETS - 100.0%	$ 3,470,559

ETF	- Exchange-Traded Fund
MLP	- Master Limited Partnership
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
(a)	Rate disclosed is the seven day effective yield as of June 30, 2024.